FINANCIAL INSTRUMENTS - Schedule of Contractual Maturities of Financial Liabilities (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Financial liabilities
Total contractual obligations	$ 14,386,198
Imputed interests	439,892
Carrying amount	13,946,306
2026 [Member]
Financial liabilities
Total contractual obligations	12,438,043
2027 [Member]
Financial liabilities
Total contractual obligations	833,107
2028 [Member]
Financial liabilities
Total contractual obligations	566,630
2029 [Member]
Financial liabilities
Total contractual obligations	267,441
Thereafter [Member]
Financial liabilities
Total contractual obligations	280,887
Guaranteed Bank and financial institution loans [Member]
Financial liabilities
Total contractual obligations	1,781,346
Imputed interests	201,966
Carrying amount	1,579,380
Guaranteed Bank and financial institution loans [Member] | 2026 [Member]
Financial liabilities
Total contractual obligations	1,061,921
Guaranteed Bank and financial institution loans [Member] | 2027 [Member]
Financial liabilities
Total contractual obligations	363,925
Guaranteed Bank and financial institution loans [Member] | 2028 [Member]
Financial liabilities
Total contractual obligations	105,658
Guaranteed Bank and financial institution loans [Member] | 2029 [Member]
Financial liabilities
Total contractual obligations	95,239
Guaranteed Bank and financial institution loans [Member] | Thereafter [Member]
Financial liabilities
Total contractual obligations	154,513
Trade and other liabilities [Member]
Financial liabilities
Total contractual obligations	10,837,525
Imputed interests	0
Carrying amount	10,837,525
Trade and other liabilities [Member] | 2026 [Member]
Financial liabilities
Total contractual obligations	10,837,525
Trade and other liabilities [Member] | 2027 [Member]
Financial liabilities
Total contractual obligations	0
Trade and other liabilities [Member] | 2028 [Member]
Financial liabilities
Total contractual obligations	0
Trade and other liabilities [Member] | 2029 [Member]
Financial liabilities
Total contractual obligations	0
Trade and other liabilities [Member] | Thereafter [Member]
Financial liabilities
Total contractual obligations	0
Lease obligation [Member]
Financial liabilities
Total contractual obligations	1,767,327
Imputed interests	237,926
Carrying amount	1,529,401
Lease obligation [Member] | 2026 [Member]
Financial liabilities
Total contractual obligations	538,597
Lease obligation [Member] | 2027 [Member]
Financial liabilities
Total contractual obligations	469,182
Lease obligation [Member] | 2028 [Member]
Financial liabilities
Total contractual obligations	460,972
Lease obligation [Member] | 2029 [Member]
Financial liabilities
Total contractual obligations	172,202
Lease obligation [Member] | Thereafter [Member]
Financial liabilities
Total contractual obligations	$ 126,374